Non-Cash Share-Based Compensation - Schedule of PSU Equity Award Activity (Details) - PSUs	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number of Shares
Beginning of period (in shares) | shares	611,686	568,489	340,204
Granted (in shares) | shares	525,596	349,028	231,980
Vested (in shares) | shares	(93,256)	(216,313)
Forfeited (in shares) | shares	(78,723)	(89,518)	(3,695)
Ending of period (in shares) | shares	965,303	611,686	568,489
Weighted Average Grant Date Fair Value per Share
Beginning of period (in dollars per share) | $ / shares	$ 21.87	$ 25.57	$ 23.90
Granted (in dollars per share) | $ / shares	9.10	16.66	28.04
Vested (in dollars per share) | $ / shares	18.90	23.85
Forfeited (in dollars per share) | $ / shares	19.37	20.30	26.07
Ending of period (in dollars per share) | $ / shares	$ 15.41	$ 21.87	$ 25.57